Cost of sales (before impairment of non-current assets) (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about cost of sales of non current assets [line Items]
Taxes and contributions		$ 5,800,268	$ 4,543,046	$ 710,353
Total Variable Costs		26,567,933	24,960,115	27,369,065
Total Fixed Costs		10,340,392	9,291,308	9,625,451
Cost of sales		36,908,325	34,251,423	36,994,516
Varible costs [member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Imported products	[1]	11,637,419	12,049,477	12,935,878
Depreciation, amortization and depletion		5,765,186	5,333,245	5,166,455
Purchases of hydrocarbons - ANH	[2]	4,338,576	3,178,199	3,741,010
Purchases of crude in association and concession		2,240,704	1,517,829	1,928,938
Process materials		889,122	608,535	366,454
Hydrocarbon transport services		665,714	783,307	1,380,733
Electric energy		561,424	618,675	424,920
Purchases of other products and gas		488,056	519,884	703,163
Taxes and contributions	[3]	449,959	478,332	481,029
Services contracted in associations		195,689	305,326	563,032
Others	[4]	(663,916)	(432,694)	(322,547)
Fixed costs [member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Depreciation and amortization		2,366,849	2,050,739	1,433,263
Maintenance		2,038,970	1,998,128	2,334,130
Labor cost		1,815,213	1,571,511	1,542,701
Hydrocarbon transport services		333,671	157,463	147,733
Taxes and contributions		343,505	391,032	461,624
Services contracted		1,414,056	1,083,176	1,301,094
Services contracted in associations		1,008,336	1,260,470	1,415,422
General costs		510,128	383,842	461,994
Materials and operating supplies		468,205	333,258	435,238
Non-capitalized costs of projects		$ 41,459	$ 61,689	$ 92,252

[1]	Imported products correspond mainly to diesel fuel and diluent to facilitate the transport of heavy crude oil.
[2]	Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH) derived from national production, both of the Group in direct operation and of third parties.
[3]	Includes gas royalties paid and carbon tax.
[4]	Corresponds to the capitalization of production costs to inventory.